Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Cash Flows From Operating Activities
Net income	$ 228,800,000	$ 146,100,000	$ 276,500,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	119,400,000	92,000,000	83,200,000
Deferred income taxes	12,700,000	(76,800,000)	26,000,000
Stock-based compensation	12,500,000	11,100,000	9,300,000
Asbestos adjustments	22,000,000	156,400,000	(40,400,000)
Excess tax benefits from share-based awards	0	(800,000)	(3,000,000)
Asset impairments	15,900,000	0	0
Loss on early debt extinguishment	1,000,000	26,100,000	0
Other, net	16,300,000	12,600,000	15,000,000
Changes in operating assets and liabilities:
Accounts and other receivables	(18,100,000)	(2,000,000)	(28,400,000)
Inventories	(28,600,000)	(51,700,000)	(9,700,000)
Prepaid expenses and other assets	(1,700,000)	(2,800,000)	(2,100,000)
Insurance receivable - Asbestos	4,800,000	7,300,000	93,300,000
Accounts payable and accrued liabilities	(12,900,000)	14,200,000	39,600,000
Asbestos claims paid	(108,800,000)	(104,400,000)	(91,800,000)
Income taxes payable	8,800,000	26,900,000	(2,700,000)
Other accrued liabilities	15,500,000	47,800,000	17,700,000
Net cash provided by operating activities	287,600,000	302,000,000	382,500,000
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(301,100,000)	(203,700,000)	(101,900,000)
Proceeds from sale of property, plant and equipment	0	7,900,000	0
Capitalized interest	(5,400,000)	(4,800,000)	(2,000,000)
Acquisition of business, net of cash acquired	(558,700,000)	0	0
Acquisition of assets	0	0	(5,100,000)
Purchase of restricted short-term investments - Asbestos	(89,100,000)	(78,400,000)	0
Proceeds from restricted short-term investments - Asbestos	106,300,000	40,000,000	0
Net cash used in investing activities	(848,000,000)	(239,000,000)	(109,000,000)
Cash Flows From Financing Activities
Proceeds from credit facilities	230,000,000	380,000,000	395,000,000
Repayments of credit facilities	(180,000,000)	(455,000,000)	(410,000,000)
Proceeds from 364-day term loan facility	492,400,000	0	0
Repayments of 364-day term loan facility	(458,800,000)	0	0
Proceeds from senior unsecured notes	458,800,000	800,000,000	77,300,000
Debt issuance costs	(6,100,000)	(15,700,000)	(1,700,000)
Repayment of senior unsecured notes	0	(400,000,000)	0
Call redemption premium paid to note holders	0	(19,500,000)	0
Proceeds from issuance of shares	0	200,000	300,000
Excess tax benefits from share-based awards	0	0	3,000,000
Common stock repurchased and retired	0	0	(99,800,000)
Dividends paid	(172,100,000)	(177,500,000)	(176,800,000)
Proceeds from NSW Loan - Asbestos	0	0	77,000,000
Repayments of NSW Loan - Asbestos	0	(51,900,000)	(74,300,000)
Net cash provided by (used in) financing activities	364,200,000	60,600,000	(210,000,000)
Effects of exchange rate changes on cash and cash equivalents, restricted cash and restricted cash - Asbestos	6,600,000	(3,200,000)	200,000
Net (decrease) increase in cash and cash equivalents, restricted cash and restricted cash - Asbestos	(189,600,000)	120,400,000	63,700,000
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	313,200,000	192,800,000	129,100,000
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	123,600,000	313,200,000	192,800,000
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest	57,000,000	26,300,000	26,200,000
Cash paid during the year for income taxes, net	26,300,000	49,100,000	51,500,000
Cash paid to AICF	$ (103,000,000)	$ (102,200,000)	$ (91,100,000)